Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
October 31, 2021
T22-NPRT1-1221
1.9880057.105

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.2%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	65,814	$1,662,462
Verizon Communications, Inc.	35,985	1,906,845
		3,569,307
Interactive Media & Services – 6.9%
Alphabet, Inc. Class A (a)	3,309	9,797,684
Facebook, Inc. Class A (a)	14,541	4,705,032
Match Group, Inc. (a)	6,953	1,048,373
		15,551,089
Media – 1.7%
Charter Communications, Inc. Class A (a)	1,764	1,190,506
Comcast Corp. Class A	37,500	1,928,625
Sirius XM Holdings, Inc. (b)	131,092	798,350
		3,917,481
TOTAL COMMUNICATION SERVICES		23,037,877
CONSUMER DISCRETIONARY – 12.3%
Hotels, Restaurants & Leisure – 3.5%
Domino's Pizza, Inc.	3,390	1,657,608
McDonald's Corp.	11,060	2,715,783
Wingstop, Inc. (b)	9,836	1,696,415
Yum! Brands, Inc.	14,320	1,789,141
		7,858,947
Internet & Direct Marketing Retail – 1.0%
eBay, Inc.	28,730	2,204,166
Specialty Retail – 5.7%
AutoZone, Inc. (a)	1,152	2,056,136
Lowe's Cos., Inc.	12,593	2,944,495
O'Reilly Automotive, Inc. (a)	3,182	1,980,222
The Home Depot, Inc.	10,587	3,935,611
Williams-Sonoma, Inc.	11,215	2,082,962
		12,999,426
Textiles, Apparel & Luxury Goods – 2.1%
Crocs, Inc. (a)	12,380	1,998,751
NIKE, Inc. Class B	16,375	2,739,374
		4,738,125
TOTAL CONSUMER DISCRETIONARY		27,800,664
CONSUMER STAPLES – 5.0%
Beverages – 1.2%
Monster Beverage Corp. (a)	9,759	829,515
The Coca-Cola Co.	32,707	1,843,694
		2,673,209
Food Products – 0.4%
The Hershey Co.	4,795	840,803
Household Products – 2.3%
Colgate-Palmolive Co.	13,502	1,028,717
Kimberly-Clark Corp.	7,150	925,853
The Clorox Co.	5,057	824,342
The Procter & Gamble Co.	17,636	2,521,772

	Shares	Value

		5,300,684
Tobacco – 1.1%
Altria Group, Inc.	24,760	$1,092,164
Philip Morris International, Inc.	15,256	1,442,302
		2,534,466
TOTAL CONSUMER STAPLES		11,349,162
ENERGY – 2.6%
Energy Equipment & Services – 0.5%
Schlumberger N.V.	33,194	1,070,838
Oil, Gas & Consumable Fuels – 2.1%
Cabot Oil & Gas Corp.	47,339	1,009,268
EOG Resources, Inc.	13,264	1,226,389
Kinder Morgan, Inc.	52,675	882,306
Texas Pacific Land Corp.	534	680,140
The Williams Cos., Inc.	35,199	988,740
		4,786,843
TOTAL ENERGY		5,857,681
FINANCIALS – 11.6%
Banks – 3.1%
First Horizon Corp.	96,903	1,644,444
SVB Financial Group (a)	2,873	2,061,090
Umpqua Holdings Corp.	77,846	1,591,951
Western Alliance Bancorp	15,682	1,820,523
		7,118,008
Capital Markets – 5.1%
Blackstone, Inc. Class A	16,235	2,247,249
CME Group, Inc.	8,910	1,965,100
Moody's Corp.	4,631	1,871,619
MSCI, Inc.	2,768	1,840,388
S&P Global, Inc.	4,568	2,165,963
SEI Investments Co.	24,577	1,549,334
		11,639,653
Consumer Finance – 0.8%
Capital One Financial Corp.	11,378	1,718,419
Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. Class B (a)	14,980	4,299,410
Mortgage Real Estate Investment Trusts (REITs) – 0.7%
AGNC Investment Corp.	95,340	1,517,813
TOTAL FINANCIALS		26,293,303
HEALTH CARE – 13.0%
Biotechnology – 1.9%
AbbVie, Inc.	21,428	2,457,149
Amgen, Inc.	9,031	1,869,146
		4,326,295
Health Care Equipment & Supplies – 3.3%
Danaher Corp.	7,890	2,459,865
Edwards Lifesciences Corp. (a)	15,590	1,867,994
Hologic, Inc. (a)	19,957	1,463,048

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
IDEXX Laboratories, Inc. (a)	2,453	$ 1,634,041
		7,424,948
Health Care Providers & Services – 1.7%
UnitedHealth Group, Inc.	8,303	3,823,283
Health Care Technology – 0.7%
Veeva Systems, Inc. Class A (a)	4,882	1,547,643
Life Sciences Tools & Services – 2.7%
Bio-Rad Laboratories, Inc. Class A (a)	1,974	1,568,698
Mettler-Toledo International, Inc. (a)	1,050	1,554,924
Thermo Fisher Scientific, Inc.	4,640	2,937,445
		6,061,067
Pharmaceuticals – 2.7%
Johnson & Johnson	21,708	3,535,799
Pfizer, Inc.	60,314	2,638,134
		6,173,933
TOTAL HEALTH CARE		29,357,169
INDUSTRIALS – 8.7%
Aerospace & Defense – 0.6%
Lockheed Martin Corp.	3,936	1,308,012
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	8,657	1,067,062
Commercial Services & Supplies – 0.5%
Copart, Inc. (a)	7,595	1,179,428
Electrical Equipment – 1.1%
Emerson Electric Co.	12,649	1,227,079
Rockwell Automation, Inc.	3,679	1,175,073
		2,402,152
Industrial Conglomerates – 1.4%
3M Co.	7,865	1,405,318
Honeywell International, Inc.	7,772	1,699,115
		3,104,433
Machinery – 1.5%
Graco, Inc.	13,152	988,767
Illinois Tool Works, Inc.	5,737	1,307,290
Otis Worldwide Corp.	12,732	1,022,507
		3,318,564
Professional Services – 0.5%
Verisk Analytics, Inc.	5,925	1,245,850
Road & Rail – 2.1%
CSX Corp.	41,752	1,510,170
Norfolk Southern Corp.	5,084	1,489,866
Union Pacific Corp.	7,823	1,888,472
		4,888,508
Trading Companies & Distributors – 0.5%
Fastenal Co.	20,393	1,164,032
TOTAL INDUSTRIALS		19,678,041

	Shares	Value
INFORMATION TECHNOLOGY – 28.1%
Communications Equipment – 1.1%
Cisco Systems, Inc.	46,019	$ 2,575,684
IT Services – 5.3%
Accenture PLC Class A	7,508	2,693,795
Automatic Data Processing, Inc.	8,560	1,921,634
Mastercard, Inc. Class A	8,145	2,732,811
Paychex, Inc.	13,443	1,657,253
Visa, Inc. Class A	14,343	3,037,417
		12,042,910
Semiconductors & Semiconductor Equipment – 6.8%
Applied Materials, Inc.	14,268	1,949,722
Broadcom, Inc.	4,884	2,596,676
KLA Corp.	4,631	1,726,252
NVIDIA Corp.	19,380	4,954,885
QUALCOMM, Inc.	15,052	2,002,518
Texas Instruments, Inc.	11,780	2,208,514
		15,438,567
Software – 8.9%
Adobe, Inc. (a)	4,605	2,994,908
Aspen Technology, Inc. (a)	9,631	1,509,081
Microsoft Corp.	43,346	14,374,401
Zoom Video Communications, Inc. Class A (a)	4,505	1,237,298
		20,115,688
Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	89,745	13,443,801
TOTAL INFORMATION TECHNOLOGY		63,616,650
MATERIALS – 2.6%
Chemicals – 1.8%
Celanese Corp.	3,010	486,145
Ecolab, Inc.	2,983	662,882
Linde PLC (a)	3,889	1,241,369
LyondellBasell Industries N.V. Class A	5,171	479,972
The Sherwin-Williams Co.	2,487	787,409
Valvoline, Inc.	12,865	436,896
		4,094,673
Construction Materials – 0.2%
Eagle Materials, Inc.	2,805	416,150
Containers & Packaging – 0.2%
Sealed Air Corp.	7,186	426,273
Metals & Mining – 0.4%
Newmont Corp.	10,188	550,152
Royal Gold, Inc.	3,522	348,748
		898,900
TOTAL MATERIALS		5,835,996
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.2%
American Tower Corp.	3,326	937,832
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
AvalonBay Communities, Inc.	1,939	$ 458,922
Digital Realty Trust, Inc.	3,244	511,936
Duke Realty Corp.	7,440	418,425
Essex Property Trust, Inc.	1,195	406,216
Extra Space Storage, Inc.	2,281	450,201
National Retail Properties, Inc.	6,655	301,871
Omega Healthcare Investors, Inc.	9,224	270,817
Prologis, Inc.	5,946	861,932
Public Storage	1,688	560,720
SBA Communications Corp.	1,370	473,102
Simon Property Group, Inc.	3,779	553,926
VICI Properties, Inc.	11,920	349,852
Weyerhaeuser Co.	11,986	428,140
WP Carey, Inc.	4,397	339,053
TOTAL REAL ESTATE		7,322,945
UTILITIES – 2.4%
Electric Utilities – 1.4%
FirstEnergy Corp.	16,951	653,122
IDACORP, Inc.	5,289	551,748
NextEra Energy, Inc.	16,746	1,428,936
NRG Energy, Inc.	14,066	561,093
		3,194,899
Gas Utilities – 0.3%
National Fuel Gas Co.	10,813	620,991
Multi-Utilities – 0.7%
Dominion Energy, Inc.	11,204	850,720
Public Service Enterprise Group, Inc.	11,005	702,119
		1,552,839
TOTAL UTILITIES		5,368,729
TOTAL COMMON STOCKS (Cost $187,040,985)		225,518,217
Money Market Funds – 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (c)	399,202	$ 399,281
Fidelity Securities Lending Cash Central Fund, 0.06% (c)(d)	1,857,595	1,857,781
TOTAL MONEY MARKET FUNDS (Cost $2,257,062)		2,257,062
TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $189,298,047)		227,775,279
NET OTHER ASSETS (LIABILITIES) (e) – (0.7%)		(1,622,400)
NET ASSETS – 100.0%		$226,152,879

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $25,300 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	22	December 2021	$505,670	$14,130	$14,130
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Quarterly Report	4

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$175,551	$1,928,791	$1,705,061	$ 37	$—	$—	$ 399,281	0.0%
Fidelity Securities Lending Cash Central Fund, 0.06%	1,454,475	5,588,890	5,185,584	649	—	—	$1,857,781	0.0%
Total	$1,630,026	$7,517,681	$6,890,645	$686	$—	$—	$2,257,062
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report